Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GROWTH & INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2016